FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of market risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Canadian Dollar [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 6,386	$ 10,442
Financial liabilities	(5,070)	(5,758)
Net financial assets (liabilities)	1,316	4,684
Mexican Peso [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,335	9,995
Financial liabilities	(20,975)	(17,445)
Net financial assets (liabilities)	$ (17,640)	$ (7,450)